Accounts Payable and Accruals - Other	9 Months Ended
Sep. 30, 2020
Payables and Accruals [Abstract]
Accounts Payable and Accruals - Other

NOTE 7 - ACCOUNTS PAYABLE AND ACCRUALS - OTHER:

	September 30,	December 31,
	2020	2019
	($ in thousands)
Employees and employee institutions	720	1,238
Accrued vacation and recreation pay	237	188
Accrued expenses	761	604
Current Operating lease liabilities	357	362
Other	49	57
	$2,124	$2,449